Federal Income Taxes	6 Months Ended
Jun. 30, 2012
Schedule of Investments [Abstract]
Federal Income Taxes

Note 3 – Federal Income Taxes:

The Financial Accounting Standards Board (FASB) has issued Statement of Financial Accounting Standards Number 109 (“SFAS 109”), which requires a change from the deferred method to the asset and liability method of accounting for income taxes.  Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

Deferred  income  taxes  reflect  the  net  tax  effects  of  temporary differences  between the carrying amounts of assets and liabilities for financial  statement  purposes  and the  amounts  used for  income  tax purposes.   Significant   components of  the  Company's  deferred  tax liabilities and assets as of June 30, 2012 are as follows:

Deferred tax assets:
Federal and state net operating loss	$20,154
Equity instruments issued for compensation	500

Total deferred tax assets	20,654
Less valuation allowance	(20,654)
$—